Investments	12 Months Ended
Dec. 31, 2021
Equity Method Investments and Joint Ventures [Abstract]
Investments

Note 8 - Investments

Investment in and License Agreement with Zol Solutions, Inc.

On October 7, 2019, we participated in an offering of preferred stock of Zol Solutions, Inc. (“ZolTrain”) along with other investors in which we purchased 203,000 shares of Series Seed Preferred Stock (the “ZolTrain Preferred”) for a purchase price of $250,000, which represents a noncontrolling interest in ZolTrain.

The ZolTrain Preferred is convertible into shares of common stock of ZolTrain at a conversion rate of $1.232 per share at the option of the holder and contains certain anti-dilution protection in the event of certain future issuances of securities by ZolTrain. We are entitled to vote the number of common shares in which the ZolTrain Preferred is convertible into at any meeting of the ZolTrain stockholders.

The ZolTrain Preferred also provides us with rights of first refusal with respect to newly issued securities of ZolTrain as well as issued and outstanding securities of ZolTrain that are offered to third parties. In connection with the agreement, one of Akerna's executives was appointed as one of three members of ZolTrain’s board of directors. At that time, we had determined that ZolTrain is a VIE for accounting purposes, given we could exercise significant influence, however we were not required to consolidate ZolTrain in our consolidated financial statements because we are not ZolTrain’s primary beneficiary. We had concluded that the ZolTrain Preferred was in-substance common stock because the liquidation preference provided was not substantive, and the equity method of accounting is applicable to in-substance common stock. As a result of our representation on the board of directors, we determined that we can exert significant influence over the day to day operations of ZolTrain and therefore; we account for this investment using the equity method of accounting, which required us to recognize our share of the ZolTrain operations in our results of operations. For year ended December 31, 2021, we recognized equity in loss of investee of $12,641 which represents our share of ZolTrain's losses since our investment

During the third quarter of 2021, following the loss of our seat on the Board, we concluded that we should no longer apply the equity method of accounting for the investment in ZolTrain. We determined that we hold an equity security in ZolTrain for which the fair value is not readily determinable. Accordingly, starting in the third quarter we elected to measure the investment at cost minus impairment, plus or minus changes resulting from observable price changes. When indicators of impairment exist, we estimate the fair value and record an impairment charge if the carrying value of the investment exceeds its estimated fair value. Any impairment charges are recorded in other (expense) income, net, in our consolidated statements of operations. The carrying amount of our investment in ZolTrain was $226,101 as of December 31, 2021 and we did not recognize any impairment on the investment during the current year.

Subsequent to our initial investment, we entered into a nonexclusive license/reseller agreement with ZolTrain, effective October 24, 2019, to provide ZolTrain’s online cannabis training platform as a co-branded integration option into our MJ Platform and Leaf Data Systems, which was a related party transaction in the prior year. Under the term of the agreement we entered into, ZolTrain will share subscription-based revenue generated from our customers with us. The amount of the share of the revenue for each of us and ZolTrain will depend on both (a) the number of training modules accessed by a customer and (b) which party created the accessed content. In addition to the revenue sharing arrangement, the license/reseller agreement provides us with the right to receive additional consideration from ZolTrain in the form of an equity earnout if certain revenue milestones are achieved during 2020, 2021, and 2022. Our ability to recognize revenue from the additional earnout consideration in the future will mainly depend on whether it becomes probable that such revenue milestones will be achieved. For the year ended December 31, 2021, the six months ended December 31, 2021, and the year ended June 30, 2020, we recognized $25.9 thousand, $0, and $0 of revenue from this agreement.